Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

NOTE 14 — Commitments and Contingencies

Asset Retirement Obligation

The Company’s valuation of the asset retirement obligation related to the Demonstration Plant encompasses an estimate for the cost to restore the site as required by lease terms.

The following table reconciles the beginning and ending balances of the asset retirement obligation as of the dates presented:

	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)
Asset retirement obligation, beginning of period	$2,060	$2,416
Obligation incurred	—	—
Accretion expense	43	59
Asset retirement obligation, end of period	$2,103	$2,475

Unconditional Purchase Obligations

The Company has committed to purchase industrial components for installation at its Demonstration Plant and its first commercial power plant. The Company pays for these components in installments aligned to contractual milestones specified by each commitment’s counterparty. In accordance with ASC Topic 440, Commitments, the Company does not recognize these commitments on the condensed consolidated balance sheets.

The following table presents the Company’s material, unrecognized purchase obligations as of the periods described:

Commitment	Consideration Type	Gross Commitment	March 31, 2024 (Successor)	Prior Predecessor/ Successor Periods	Remaining Commitment
Asset purchase commitments	Cash	$26,009	$1,372	$5,191	$19,446
BHES JDA	Cash	70,000	3,438	11,868	54,694
BHES JDA	Share-Based	70,000	3,438	11,868	54,694
	Total	$166,009	$8,248	$28,927	$128,834

BHES JDA

On February 3, 2022, the Company entered into a Joint Development Agreement with affiliates of BHES, which is a shareholder (the “Original JDA”). The Original JDA’s counterparties subsequently amended the agreement’s terms on June 30, 2022 and December 13, 2022 (the “Amended and Restated JDA”, and collectively with the Original JDA, the “BHES JDA”). The Amended and Restated JDA represents a contract that engages BHES to invest in, develop and deploy the NET Power Cycle in collaboration with the Company. The Amended and Restated JDA entitles BHES to payments of cash and equity in exchange for services related to the development and commercialization of the technology. Subsequent to the Business Combination, the Company records the measurement of services provided by BHES within Research and development on the condensed consolidated statements of operations and comprehensive loss. Prior to June 8, 2023 (Successor), the Company recorded costs incurred under the BHES within Research and development — related party on the condensed consolidated statements of operations and comprehensive loss due to the size of their ownership of the Company and because an employee of BHES served on the Company’s Board of Directors. Subsequent to the Business Combination, neither BHES nor its affiliates occupy seats on the Company’s Board of Directors and its percentage of ownership fell below 5%; therefore, BHES no longer qualifies as a related party after June 7, 2023 (Predecessor).

Prior to the Business Combination, the Company used membership interests to compensate BHES for its services under the BHES JDA (Note 12). After the Business Combination, the Company uses Class A OpCo Units and corresponding quantities of Class B Common Stock to compensate BHES for its services under the BHES JDA (Note 12).

The following table presents the costs associated with the BHES JDA included in the condensed consolidated statements of operations and comprehensive loss:

	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)
Cash expense	$3,438	$1,554
Membership interests issued	—	1,943
Class A OpCo Units issued	4,298	—
BHES JDA Bonus Share expense	610	2,688
Total research and development attributable to BHES JDA	$8,346	$6,185

NOTE 14 — Commitments and Contingencies

Litigation

In conjunction with the Business Combination (Note 3), the Company entered into a settlement agreement with a RONI shareholder related to certain disclosures made in the registration statement filed by RONI for the Business Combination. The settlement amount did not have a material effect on the consolidated financial statements of the Company.

Asset Retirement Obligation

The Company’s valuation of the asset retirement obligation related to the Demonstration Plant encompasses an estimate for the cost to restore the site as required by lease terms.

The following table reconciles the beginning and ending balances of the asset retirement obligation for each period presented:

	Period from June 8 – December 31, 2023 (Successor)	Period from January 1 – June 7, 2023 (Predecessor)	Year Ended December 31, 2022 (Predecessor)
Asset retirement obligation, beginning of period	$1,967	$2,416	$—
Obligation incurred	—	—	2,201
Periodic accretion expense	93	102	215
Asset retirement obligation, end of period	$2,060	$2,518	$2,416

Unconditional Purchase Obligations

The Company has committed to purchase industrial components for installation at its Demonstration Plant and its first commercial power plant. The Company pays for these components in installments aligned to contractual milestones specified by each commitment’s counterparty. In accordance with ASC Topic 440, Commitments, the Company does not recognize these commitments on the consolidated balance sheets.

The following table presents the Company’s material, unrecognized purchase obligations:

Commitment	Consideration Type	Gross Commitment	Period from June 8 – December 31, 2023 (Successor)	Period from January 1 – June 7, 2023 (Predecessor)	Prior Predecessor Periods	Remaining Commitment
Asset purchase commitments	Cash	$26,009	$4,023	$1,168	$—	$20,818
BHES JDA	Cash	70,000	6,536	3,121	2,211	58,132
BHES JDA	Share-Based	70,000	6,536	3,121	2,211	58,132
	Total	$166,009	$17,095	$7,410	$4,422	$137,082

BHES JDA

On February 3, 2022, the Company entered into a Joint Development Agreement with affiliates of BHES, which is a shareholder (the “Original JDA”). The Original JDA’s counterparties subsequently amended the agreement’s terms on June 30, 2022 and December 13, 2022 (the “Amended and Restated JDA”, and collectively with the Original JDA, the “BHES JDA”). The Amended and Restated JDA represents a contract that engages BHES to invest in, develop and deploy the NET Power Cycle in collaboration with the Company. The Amended and Restated JDA entitles BHES to payments of cash and equity in exchange for services related to the development and commercialization of the technology. The Company records the measurement of services provided by BHES within Research and development on the consolidated statement of operations and comprehensive loss.

Prior to the Business Combination, the Company used membership interests to compensate BHES for its services under the BHES JDA (Note 12). After the Business Combination, the Company uses Class A OpCo Units and corresponding quantities of Class B Common Stock to compensate BHES for its services under the BHES JDA (Note 12).

The following table presents the costs associated with the BHES JDA during the periods presented:

	Period from
	June 8 – December 31, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	January 1 – December 31, 2022 (Predecessor)
Cash expense	$6,536	$3,121	$2,211
Membership interests issued	—	3,902	2,765
Class A OpCo Units issued	8,172	—	—
BHES Bonus Share expense	6,620	4,690	9,857
Total research and development attributable to BHES JDA	$21,328	$11,713	$14,833

Prior to June 8, 2023 (Successor), the Company recorded costs incurred under the BHES within Research and development — related party on the consolidated statement of operations and comprehensive loss due to the size of their ownership of the Company and because an employee of BHES served on the Company’s Board of Directors. Subsequent to the Business Combination, neither BHES nor its affiliates occupy seats on the Company’s Board of Directors and its percentage of ownership fell below 5%; therefore, BHES no longer qualifies as a related party after June 7, 2023.